Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Statement of Cash Flows [Abstract]
Net loss	$ (3,390,965)	$ (8,084,646)	$ (13,747,480)
Items not affecting cash
Depreciation (Note 5)	415,375	506,685	612,736
Financing cost	0	0	174,802
Provision for doubtful debts (Note 4)	0	(66,849)	0
Stock-based compensation (Note 11)	71,645	264,568	927,686
Deferred share units (Note 12)	0	0	7,565
Accreted interest on convertible debentures (Note 7)	744,930	54,469	66,560
Gain on settlement of convertible debt (Note 7)	0	(4,419)	0
Deferred income tax recovery (Note 15)	0	(11,042)	0
Write-down of inventory (Note 3)	236,459	0	0
Write-down of investment tax credits	233,377	0	0
Loss on disposal of property and equipment	41,603	0	0
Non-cash lease expense	19,855	0	0
Unrealized foreign exchange loss	62,658	57,189	52,613
Change in non-cash operating assets & liabilities
Accounts receivable	(389,182)	61,861	450,556
Investment tax credits	60,244	223,113	(362,360)
Inventory	0	(97,480)	(135,984)
Prepaid expenses, sundry and other assets	40,866	430,178	(361,702)
Accounts payable, accrued liabilities and employee costs payable	1,970,896	2,359,518	106,048
Operating lease liability	(38,486)	0	0
Income tax payable	32,833	5,678	0
Deferred revenue (Note 3)	0	(2,362,500)	(300,000)
Cash flows provided from (used in) operating activities	112,108	(6,663,677)	(12,508,960)
Financing activities
Repayment of principal on convertible debentures (Note 7)	0	(461,920)	0
Proceeds from promissory notes payable (Note 7)	0	159,863	0
Proceeds from shares to be issued from exercise of Pre-Funded Warrants (Note 14)	0	0	10,300
Proceeds from issuance of shares and warrants (Note 10 and 14)	0	0	19,644,906
Proceeds from issuance of shares on exercise of warrants (Note 14)	0	27,953	111,253
Debenture financing, net (Note 7)	0	375,000	500,000
Offering costs	0	0	(2,911,505)
Cash flows provided from financing activities	0	100,896	17,354,954
Investing activity
Sale of property and equipment (Note 5)	29,191	0	0
Purchase of property and equipment (Note 5)	(3,875)	(14,474)	(101,178)
Cash flows used in investing activities	25,316	(14,474)	(101,178)
Increase (decrease) in cash	137,424	(6,577,255)	4,744,816
Cash, beginning of year	64,622	6,641,877	1,897,061
Cash, end of year	202,046	64,622	6,641,877
Supplemental cash flow information
Interest paid	0	139,787	209,675
Taxes paid	$ 0	$ 0	$ 0